Average Annual Total Returns			12 Months Ended	60 Months Ended	120 Months Ended
		Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2023	Dec. 31, 2023
Mercer US Small/Mid Cap Equity Fund | Adviser Class
Prospectus [Line Items]
Average Annual Return, Percent			15.25%	12.31%	7.66%
Mercer US Small/Mid Cap Equity Fund | Adviser Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			14.23%	10.26%	5.28%
Mercer US Small/Mid Cap Equity Fund | Adviser Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			9.72%	9.54%	5.48%
Mercer US Small/Mid Cap Equity Fund | Russell 2500® Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1]		17.42%	11.67%	8.36%
Mercer Non-US Core Equity Fund | Class I
Prospectus [Line Items]
Average Annual Return, Percent			18.57%	0.25%
Performance Inception Date		Jul. 22, 2021
Mercer Non-US Core Equity Fund | Class Y-3
Prospectus [Line Items]
Average Annual Return, Percent			18.80%	9.21%	5.45%
Mercer Non-US Core Equity Fund | Class Y-3 | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			18.05%	7.76%	3.81%
Mercer Non-US Core Equity Fund | Class Y-3 | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			12.07%	7.22%	4.01%
Mercer Non-US Core Equity Fund | MSCI EAFE® Index (net dividends) (reflects no deduction for fees, expenses, or taxes (other than assumed dividend tax))
Prospectus [Line Items]
Average Annual Return, Percent	[2]		18.24%	8.16%	4.28%
Mercer Emerging Markets Equity Fund | Class Y-3
Prospectus [Line Items]
Average Annual Return, Percent			7.13%	2.13%	1.37%
Mercer Emerging Markets Equity Fund | Class Y-3 | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			6.86%	1.22%	0.39%
Mercer Emerging Markets Equity Fund | Class Y-3 | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			4.96%	1.76%	1.07%
Mercer Emerging Markets Equity Fund | MSCI Emerging Markets Index (net dividends) (reflects no deduction for fees, expenses, or taxes (other than assumed dividend tax))
Prospectus [Line Items]
Average Annual Return, Percent	[3]		9.83%	3.68%	2.66%
Mercer Global Low Volatility Equity Fund | Class Y-3
Prospectus [Line Items]
Average Annual Return, Percent			16.58%	10.03%	8.06%
Mercer Global Low Volatility Equity Fund | Class Y-3 | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			15.42%	8.04%	6.20%
Mercer Global Low Volatility Equity Fund | Class Y-3 | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			10.18%	7.54%	5.99%
Mercer Global Low Volatility Equity Fund | MSCI World Index (net dividends) (reflects no deduction for fees, expenses, or taxes (other than assumed dividend tax))
Prospectus [Line Items]
Average Annual Return, Percent	[4]		23.79%	12.80%	8.60%
Mercer Global Low Volatility Equity Fund | Secondary Index
Prospectus [Line Items]
Average Annual Return, Percent	[5]		12.68%	9.21%	8.22%
Mercer Core Fixed Income Fund | Class I
Prospectus [Line Items]
Average Annual Return, Percent			6.27%	(4.37%)
Performance Inception Date		Dec. 27, 2021
Mercer Core Fixed Income Fund | Class Y-3
Prospectus [Line Items]
Average Annual Return, Percent			6.43%	1.75%	2.16%
Mercer Core Fixed Income Fund | Class Y-3 | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			4.89%	0.43%	0.76%
Mercer Core Fixed Income Fund | Class Y-3 | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			3.81%	0.82%	1.08%
Mercer Core Fixed Income Fund | Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[6]		5.53%	1.10%	1.81%
Mercer Opportunistic Fixed Income Fund | Adviser Class
Prospectus [Line Items]
Average Annual Return, Percent			12.11%	2.88%	1.37%
Mercer Opportunistic Fixed Income Fund | Adviser Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			9.35%	1.31%	0.03%
Mercer Opportunistic Fixed Income Fund | Adviser Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			7.19%	1.55%	0.45%
Mercer Opportunistic Fixed Income Fund | Bloomberg U.S. Aggregate Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[7]		5.53%	1.10%	1.81%
Mercer Opportunistic Fixed Income Fund | ICE BofA Merrill Lynch Global High Yield 2.0% Constrained Index Unhedged (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[8]		13.41%	4.13%	3.66%
Mercer Opportunistic Fixed Income Fund | Secondary Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[9]		11.25%	2.70%	1.87%

[1]	The Russell 2500® Index measures the performance of the small-to mid-cap segment of the U.S. equity universe. The Russell 2500® Index is a subset of the Russell 3000® Index. It includes approximately 2,500 of the smallest securities based on a combination of their market cap and current index membership. The index is unmanaged and cannot be invested in directly.
[2]	The MSCI EAFE® Index measures the performance of equity securities in developed markets outside of North America, including Europe, Australasia, and the Far East. The index is unmanaged and cannot be invested in directly.
[3]	The MSCI Emerging Markets Index measures the performance of equity securities in global emerging markets. The index is unmanaged and cannot be invested in directly.
[4]	The Fund’s primary benchmark index, the MSCI World Index, measures the performance of stocks in 23 developed markets in North America, Europe, and the Asia/Pacific region. The index is unmanaged and cannot be invested in directly.
[5]	The Fund’s secondary benchmark index is a blended benchmark consisting of 70% MSCI World Minimum Volatility Index (reflects no deduction for fees, expenses or taxes) and 30% MSCI World Index (reflects no deduction for fees, expenses or taxes (other than assumed dividend tax)). The index is unmanaged and cannot be invested in directly.
[6]	The Bloomberg U.S. Aggregate Bond Index is an index that measures the performance of securities from the Bloomberg U.S. Government/Corporate Bond Index, Mortgage-Backed Securities Index, Asset-Backed Securities Index, and Commercial Mortgage-Backed Securities Index. The Bloomberg U.S. Aggregate Bond Index is a broad representation of the investment-grade fixed-income market in the United States and includes U.S. government and corporate debt securities, mortgage- and asset-backed securities, and international U.S. dollar-denominated bonds. All securities contained in the Bloomberg U.S. Aggregate Bond Index have a minimum term to maturity of one year. The index is unmanaged and cannot be invested in directly.
[7]	The Bloomberg U.S. Aggregate Bond Index is the Fund’s new primary benchmark index and measures the performance of securities from the Bloomberg U.S. Government/Corporate Bond Index, Mortgage-Backed Securities Index, Asset-Backed Securities Index, and Commercial Mortgage-Backed Securities Index. The Bloomberg U.S. Aggregate Bond Index is a broad representation of the investment-grade fixed-income market in the United States and includes U.S. government and corporate debt securities, mortgage- and asset-backed securities, and international U.S. dollar-denominated bonds. All securities contained in the Bloomberg U.S. Aggregate Bond Index have a minimum term to maturity of one year. The index is unmanaged and cannot be invested in directly. The Fund’s primary benchmark index has been changed in order to comply with regulatory requirements.
[8]	Prior to August 1, 2024, the Fund’s primary benchmark index was the ICE BofA Merrill Lynch Global High Yield 2.0% Constrained Index Unhedged, an index that contains all securities in the BofA Merrill Lynch Global High Yield Index but caps issuer exposure at 2%. Additionally, index constituents are capitalization-weighted, based on their current amount outstanding, provided the total allocation to an individual issuer does not exceed 2%. Issuers that exceed the limit are reduced to 2% and the face value of each of their bonds is adjusted on a pro-rata basis. The index is unmanaged and cannot be invested in directly.
[9]	The Fund has selected a secondary index that is a blended benchmark consisting of 35% Bloomberg Global Aggregate Corporate Hedged Index, 17.5% Bloomberg Global High Yield Index, 10.5% JP Morgan CEMBI Diversified Index, 7% S&P/LSTA Leveraged Loan Index, and 30% JP Morgan GBI-EM Diversified Index. The index is unmanaged and cannot be invested in directly.